PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment include the following:

	March 31, 2023	December 31, 2022
	(unaudited)	(audited)

Plant, property and equipment	$367,317	$367,317
Vehicles	448,542	448,542
Property and equipment gross	815,859	815,859
Less: Accumulated depreciation	(388,425)	(359,334)
Net property and equipment	$427,434	$456,525

For the three months ended March 31, 2023, and 2022 we recognized $29,090 and $900 in depreciation expense, respectively. We depreciate these assets over a period of sixty (60) months which has been deemed their useful life.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment include the following:

	December 31, 2022	December 31, 2021

Plant, property and equipment	$367,317	$32,261
Vehicles	448,542	277,886
Property and equipment gross	815,859	310,147
Less: Accumulated depreciation	(359,334)	(309,247)
Net property and equipment	$456,525	$900

For the years ended December 31, 2022 and 2021 we recognized $50,087 and $3,643 in depreciation expense, respectively. We depreciate these assets over a period of sixty (60) months which has been deemed their useful life. We recognized 5 months and 3 days of depreciation expense from the assets that we acquired with the Champion acquisition. The Champion acquisition added approximately $400,000 in assets on the date of the purchase.